Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 24,079,590	$ 20,225,123
Other securities	5,533,850	3,437,750
Premises and equipment	32,071,741	22,242,838
Other	13,462,960	14,304,274
Total assets	940,890,075	721,385,280
Liabilities and Stockholders' Equity:
Subordinated debentures	10,310,000	10,310,000
Other	13,100,724	11,580,415
Stockholders' equity	85,108,340	65,885,466	60,425,281
Total liabilities and stockholders' equity	940,890,075	721,385,280
Parent Company
Assets:
Cash and cash equivalents	8,314	48,525
Investment in subsidiary bank	94,311,642	74,851,305
Investments in statutory trusts	310,000	310,000
Other securities	100,000	100,000
Premises and equipment	368,623	368,623
Other	511,742	599,192
Total assets	95,610,321	76,277,645
Liabilities and Stockholders' Equity:
Subordinated debentures	10,310,000	10,310,000
Other	191,981	82,179
Stockholders' equity	85,108,340	65,885,466
Total liabilities and stockholders' equity	$ 95,610,321	$ 76,277,645